Share-based compensation - Summary of Outstanding Restricted Shares and Phantom Share Units (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	5,674,148
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares	43,200	45,904	44,374
Granted	63,653	43,200	53,104
Vested	(43,200)	(45,904)	(51,574)
Ending balance, Number of shares	63,653	43,200	45,904
Beginning balance, W.A. grant date FV	$ 13.04	$ 10.06	$ 10.66
Granted	$ 14.17	$ 13.04	$ 10.00
Vested	$ 13.04	$ 10.06	$ 10.51
Ending balance, W.A. grant date FV	$ 14.17	$ 13.04	$ 10.06
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares	534,000	344,000	272,000
Granted	40,000	190,000	177,000
Exchanged for common shares, Number of shares			(105,000)
Ending balance, Number of shares	574,000	534,000	344,000
Beginning balance, W.A. grant date FV	$ 12.72	$ 11.22	$ 13.72
Granted	$ 17.68	$ 15.43	$ 10.22
Exchanged for common shares, W.A grant date FV			$ 16.01
Ending balance, W.A. grant date FV	$ 13.07	$ 12.72	$ 11.22